Employee Benefits Expense - Summary of Employee Benefits Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Share-based payment expense	€ 1,433
Total employee benefits expense	286,203	€ 256,373	€ 211,635
Cost of Sales
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	175,090	154,852	134,619
Social security costs	40,025	30,721	25,610
Pension costs	7,036	5,970	4,917
Share-based payment expense	113	287
Selling and marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	12,423	13,978	12,716
Social security costs	2,442	1,606	1,531
Pension costs	390	433	403
Share-based payment expense	57	1,024
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	24,518	22,272	26,106
Social security costs	4,846	3,612	3,589
Pension costs	699	510	545
Cash settled awards			(10,831)
Share-based payment expense	1,639	5,991	1,740
Research and development expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	14,430	12,463	9,089
Social security costs	1,862	1,496	1,270
Pension costs	466	358	€ 331
Share-based payment expense	€ 167	€ 800